SHARE-BASED PAYMENTS - Options granted to non-employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 16, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Number of options
Number of options, Granted (in shares) | shares		0	0		0		0
Aggregate intrinsic Value
Total fair value of the equity awards vested | $		$ 1,347
Recognized the remaining unrecognized share-based compensation expenses | ¥								¥ 0
Options granted to non-employees. | 2008 Plan
Number of options
Number of options, Beginning of the year (in shares) | shares		1,441,177	1,441,177
Number of options, Exercised (in shares) | shares		(2,000)	(2,000)
Number of options, End of the year (in shares) | shares		1,439,177	1,439,177		1,441,177
Vested and expected to vest, End of the year (in shares) | shares		1,838,173						1,838,173
Exercisable, End of the year (in shares) | shares		1,439,177						1,439,177
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share)		$ 0.70
Weighted-average exercise price, Exercised (in dollars per share)		0.50
Weighted-average exercise price, End of the year (in dollars per share)		0.70		$ 0.70
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share)		0.65
Weighted-average exercise price, Exercisable at end of the year (in dollars per share)		0.70
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share)		2.46
Weighted-average grant-date fair value, Exercised (in dollars per share)		0.12
Weighted-average grant-date fair value, End of the year (in dollars per share)		2.47		$ 2.46
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share)		2.43
Weighted-average grant-date fair value, Exercisable at end of the year (in dollars per share)		$ 2.47
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)		6 years 7 months 24 days	6 years 7 months 24 days		7 years 8 months 1 day
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)		6 years 3 months 25 days	6 years 3 months 25 days
Weighted-average remaining contractual term, Exercisable at end of the year (in years)		6 years 7 months 24 days	6 years 7 months 24 days
Aggregate intrinsic Value
Aggregate intrinsic Value | $		$ 216		$ 1,929
Aggregate intrinsic Value, Vested and expected to vest at end of the year | $		377
Aggregate intrinsic Value, Exercisable at end of the year | $		216
Intrinsic value of options exercised		$ 3,210	¥ 20,457		¥ 20,448		¥ 19,677
Number of options, Exercised (in shares) | shares		2,000	2,000
Total fair value of the equity awards vested | ¥			¥ 0		¥ 0		¥ 770
Options granted to non-employees. | 2017 Plan
Number of options
Number of options, Granted (in shares) | shares		0	0		0
Restricted Shares
Number of options
Granted (in shares) | shares	1,235,896
Aggregate intrinsic Value
Recognized the remaining unrecognized share-based compensation expenses		$ 2,818						¥ 18,181
Restricted Shares | 2017 Plan
Number of options
Number of options, Beginning of the year (in shares) | shares		8,288,140	8,288,140
Number of options, Granted (in shares) | shares		4,102,500	4,102,500
Number of options, Vested and issued (in shares) | shares		(3,757,022)	(3,757,022)
Number of options, Forfeited (in shares) | shares		(725,192)	(725,192)
Number of options, End of the year (in shares) | shares		7,908,426	7,908,426		8,288,140
Vested and expected to vest, End of the year (in shares) | shares		14,315,799						14,315,799
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Granted (in dollars per share)		$ 2.17		$ 5.23		$ 5.65
Beginning balance (in dollars per share)		6.14
Granted (in dollars per share)		2.17
Vested and issued (in dollars per share)		5.71
Forfeiture due to disposal of BEST Network (in dollars per share)		5.27
Ending balance (in dollars per share)		4.36		6.14
Aggregate intrinsic Value
Weighted average grant-date fair value of equity awards granted		$ 2.17		$ 5.23		$ 5.65
Unrecognized share-based compensation expenses of unvested and vested but not exercisable		$ 24,001						¥ 152,946
Estimated weighted-average amortization period		2 years 1 month 6 days	2 years 1 month 6 days
Restricted shares to non-employees | 2017 Plan
Number of options
Number of options, Granted (in shares) | shares		80,000	80,000		189,715		9,413